CONSOLIDATED FINANCIAL STATEMENT DETAILS	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Vimeo Inc.
Consolidated Financial Statement Details [Line Items]
CONSOLIDATED FINANCIAL STATEMENT DETAILS	CONSOLIDATED FINANCIAL STATEMENT DETAILS
Cash and Cash Equivalents and Restricted Cash
The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the consolidated balance sheet to the total amounts shown in the consolidated statement of cash flows:

	March 31, 2021	December 31, 2020	March 31, 2020	December 31, 2019
	(In thousands)
Cash and cash equivalents	$316,305	$110,011	$3,245	$1,939
Restricted cash included in other current assets	223	26	22	24
Total cash and cash equivalents and restricted cash as shown on the consolidated statement of cash flows	$316,528	$110,037	$3,267	$1,963
Restricted cash at March 31, 2021 primarily consists of a deposit related to a lease.
Restricted cash for all other periods primarily consists of a deposit related to corporate credit cards.
Credit Losses
The following table presents the changes in the allowance for credit losses for the three months ended March 31, 2021 and 2020, respectively:

	2021	2020
	(In thousands)
Balance at January 1	$476	$273
Current period provision for credit losses	82	824
Write-offs charged against the allowance	(58)	(251)
Balance at March 31	$500	$846
Accumulated Amortization and Depreciation
The following table provides the accumulated amortization and depreciation within the consolidated balance sheet:

Asset Category	March 31, 2021	December 31, 2020
	(In thousands)
Right-of-use assets included in other non-current assets	$4,899	$4,727
Leasehold improvements and equipment	$822	$712
Intangible assets with definite lives	$35,733	$33,846
Other income (expense), net

	Three Months Ended March 31,
	2021	2020
	(In thousands)
Other income (expense), net	$10,086	$(59)
Other income, net in 2021 includes a gain of $10.2 million related to the sale of Vimeo’s retained interest in its former hardware business.
Vimeo previously sold live streaming devices and accessories through its hardware business. Vimeo retained an interest in its former hardware business after it sold a majority stake on March 29, 2019 that provided it with rights to participate in and receive distributions in the event of positive cash flows or proceeds should there be another sale of the business. In the first quarter of 2021, the former hardware business, inclusive of Vimeo's retained interest, was sold and a gain was recognized. This gain includes amounts received in the first quarter of 2021 and funds held in escrow. Vimeo may receive additional consideration based on the revenue of its former hardware business relative to established targets through December 31, 2021. Such amounts will be recognized as income only if, and at the point in time, any additional consideration is received, or it is probable that additional consideration will be received.
Other expense, net in 2020 reflects $0.1 million of net foreign exchange losses.
Geographic Concentrations
Revenue by geography is based on where the customer is located. Geographic information about revenue and long-lived assets is presented below:

	Three Months Ended March 31,
	2021	2020
	(In thousands)
Revenue:
United States	$48,141	$29,612
All other countries	41,281	27,356
Total	$89,422	$56,968
The United States is the only country whose revenue is greater than 10 percent of total revenue of Vimeo for the three months ended March 31, 2021 and 2020.

	March 31, 2021	December 31, 2020
	(In thousands)
Long-lived assets (excluding goodwill, intangible assets with definite lives and ROU assets):
United States	$2,465	$2,549
All other countries	855	772
Total	$3,320	$3,321

NOTE 15 — CONSOLIDATED FINANCIAL STATEMENT DETAILS

Cash and Cash Equivalents and Restricted Cash

The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the consolidated balance sheet to the total amounts shown in the consolidated statement of cash flows:

	January 1,	December 31,	December 31,
	2019	2019	2020

	(In thousands)
Cash and cash equivalents	$985	$1,939	$110,011
Restricted cash included in other current assets	23	24	26
Total cash and cash equivalents and restricted cash as shown on the consolidated statement of cash flows	$1,008	$1,963	$110,037

Restricted cash at January 1, 2019, December 31, 2019 and December 31, 2020 primarily consists of a deposit related to corporate credit cards.

Other Current Assets

	December 31,
	2019	2020
	(In thousands)
Prepaid expenses	$2,884	$4,027
Capitalized costs to obtain a contract with a customer	1,668	2,726
Other	1,846	1,179
Total other current assets	$6,398	$7,932

Leasehold Improvements and Equipment, net

	December 31,
	2019	2020
	(In thousands)
Leasehold improvements	$3,033	$3,276
Computer and other equipment	1,213	757
Total leasehold improvements and equipment	4,246	4,033
Accumulated depreciation and amortization	(1,249)	(712)
Leasehold improvements and equipment, net	$2,997	$3,321

Accrued Expenses and Other Current Liabilities

	December 31,
	2019	2020
	(In thousands)
Accrued employee compensation and benefits	$9,090	$18,881
Accrued hosting fees	10,741	4,953
Other	23,456	23,598
Total accrued expenses and other current liabilities	$43,287	$47,432

Other (Expense) Income, net

	Years Ended December 31,
	2019	2020
	(In thousands)
Other (expense) income, net	$(6,441)	$93

Other expense, net in 2019 includes a realized loss of $8.2 million related to the sale of the hardware business in 2019 and a $2.0 million realized gain on the sale of an investment.

Other income, net in 2020 includes $0.5 million of income related to funds released from escrow in the fourth quarter of 2020 related to the acquisition of Magisto and a $0.3 million realized gain on the sale of an investment, partially offset by $0.7 million in net foreign exchange losses.

Supplemental Disclosure of Cash Flow Information

	Years Ended December 31,
	2019	2020
	(In thousands)
Cash paid (received) during the year for:
Interest	$6,529	$10,653
Income tax payments	$103	$957
Income tax refunds	$—	$(70)

Geographic Concentrations

Revenue by geography is based on where the customer is located. Geographic information about revenue and long-lived assets is presented below:

	Years Ended December 31,
	2019	2020
	(In thousands)
Revenue:
United States	$100,275	$139,826
All other countries	95,740	143,392
Total	$196,015	$283,218

The United States is the only country whose revenue is greater than 10 percent of total revenue of the Company for the years ended December 31, 2019 and 2020.

	December 31,
	2019	2020
	(In thousands)
Long-lived assets (excluding goodwill, intangible assets with definite lives and ROU assets):
United States	$2,766	$2,549
All other countries	231	772
Total	$2,997	$3,321